INVESTMENTS IN AVAILABLE FOR SALE SECURITIES AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2021
Available-for-sale financial assets [abstract]
Schedule of detailed information about investment in available for sale securities at fair value [Table Text Block]
Description	Cost	Dividends, Interest & Income	Gross Unrealized Losses	Estimated Fair Value December 31, 2021
U.S. Government Bonds	5,095	150	(212)	5,033
Municipal Bonds	2,945	73	(118)	2,900
Alternative Strategies	900	-	(22)	878
Short Term Investments	8,940	223	(352)	8,811